Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax on mark-to-market adjustment of listed investments	$ 1.7	$ 1.0	$ 2.8